Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust II
Entity Central Index Key	0001557156
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000175541
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Class A
Trading Symbol	GSIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities posted strong positive returns, supported by decelerating global inflation, accommodative central bank policy, an improving economic outlook, trade negotiations progress, increased defense spending in Europe and Asia, a China tech rally and ongoing enthusiasm for the AI theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	MSCI ACWI ex USA Index (Net, USD, Unhedged)
12/15/16	$9,450	$10,000	$10,000
10/17	$11,999	$12,697	$12,469
10/18	$11,648	$12,326	$11,442
10/19	$14,000	$14,815	$12,731
10/20	$15,637	$16,547	$12,399
10/21	$19,364	$20,492	$16,076
10/22	$15,579	$16,485	$12,101
10/23	$17,746	$18,779	$13,561
10/24	$22,764	$24,089	$16,861
10/25	$24,594	$26,026	$21,064

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class A (Commenced December 15, 2016)	8.04%	9.48%	11.37%
Class A including sales charges	2.10%	8.24%	10.66%
MSCI ACWI ex USA Index (Net, USD, Unhedged)	24.93%	11.18%	8.75%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 53,897,470,524
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 352,418,864
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$53,897,470,524
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	68%
Total Net Advisory Fees Paid for the Period	$352,418,864

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	26.4%
Financials	16.5%
Utilities	12.9%
Energy	11.2%
Health Care	9.8%
Information Technology	7.1%
Industrials	7.0%
Communication Services	3.5%
Materials	1.9%
Other	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175542
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Class C
Trading Symbol	GSILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$193	1.86%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities posted strong positive returns, supported by decelerating global inflation, accommodative central bank policy, an improving economic outlook, trade negotiations progress, increased defense spending in Europe and Asia, a China tech rally and ongoing enthusiasm for the AI theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	MSCI ACWI ex USA Index (Net, USD, Unhedged)
12/15/16	$9,900	$10,000	$10,000
10/17	$12,487	$12,613	$12,469
10/18	$12,041	$12,163	$11,442
10/19	$14,358	$14,503	$12,731
10/20	$15,923	$16,084	$12,399
10/21	$19,556	$19,754	$16,076
10/22	$15,622	$15,779	$12,101
10/23	$17,662	$17,840	$13,561
10/24	$22,485	$22,712	$16,861
10/25	$24,106	$24,350	$21,064

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class C (Commenced December 15, 2016)	7.21%	8.64%	10.54%
Class C including sales charges	6.15%	8.64%	10.54%
MSCI ACWI ex USA Index (Net, USD, Unhedged)	24.93%	11.18%	8.75%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 53,897,470,524
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 352,418,864
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$53,897,470,524
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	68%
Total Net Advisory Fees Paid for the Period	$352,418,864

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	26.4%
Financials	16.5%
Utilities	12.9%
Energy	11.2%
Health Care	9.8%
Information Technology	7.1%
Industrials	7.0%
Communication Services	3.5%
Materials	1.9%
Other	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201705
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Class P
Trading Symbol	GGIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities posted strong positive returns, supported by decelerating global inflation, accommodative central bank policy, an improving economic outlook, trade negotiations progress, increased defense spending in Europe and Asia, a China tech rally and ongoing enthusiasm for the AI theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI ACWI ex USA Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$9,408	$8,887
10/19	$11,347	$9,889
10/20	$12,722	$9,630
10/21	$15,819	$12,487
10/22	$12,778	$9,399
10/23	$14,616	$10,533
10/24	$18,812	$13,096
10/25	$20,400	$16,361

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	8.44%	9.90%	9.90%
MSCI ACWI ex USA Index (Net, USD, Unhedged)	24.93%	11.18%	6.74%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 53,897,470,524
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 352,418,864
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$53,897,470,524
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	68%
Total Net Advisory Fees Paid for the Period	$352,418,864

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	26.4%
Financials	16.5%
Utilities	12.9%
Energy	11.2%
Health Care	9.8%
Information Technology	7.1%
Industrials	7.0%
Communication Services	3.5%
Materials	1.9%
Other	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175545
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Class R
Trading Symbol	GSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities posted strong positive returns, supported by decelerating global inflation, accommodative central bank policy, an improving economic outlook, trade negotiations progress, increased defense spending in Europe and Asia, a China tech rally and ongoing enthusiasm for the AI theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI ACWI ex USA Index (Net, USD, Unhedged)
12/15/16	$10,000	$10,000
10/17	$12,665	$12,469
10/18	$12,265	$11,442
10/19	$14,707	$12,731
10/20	$16,377	$12,399
10/21	$20,231	$16,076
10/22	$16,239	$12,101
10/23	$18,453	$13,561
10/24	$23,603	$16,861
10/25	$25,444	$21,064

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R (Commenced December 15, 2016)	7.80%	9.21%	11.08%
MSCI ACWI ex USA Index (Net, USD, Unhedged)	24.93%	11.18%	8.75%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 53,897,470,524
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 352,418,864
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$53,897,470,524
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	68%
Total Net Advisory Fees Paid for the Period	$352,418,864

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	26.4%
Financials	16.5%
Utilities	12.9%
Energy	11.2%
Health Care	9.8%
Information Technology	7.1%
Industrials	7.0%
Communication Services	3.5%
Materials	1.9%
Other	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175546
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Class R6
Trading Symbol	GSIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities posted strong positive returns, supported by decelerating global inflation, accommodative central bank policy, an improving economic outlook, trade negotiations progress, increased defense spending in Europe and Asia, a China tech rally and ongoing enthusiasm for the AI theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI ex USA Index (Net, USD, Unhedged)
12/15/16	$10,000	$10,000
10/17	$12,739	$12,469
10/18	$12,418	$11,442
10/19	$14,986	$12,731
10/20	$16,802	$12,399
10/21	$20,880	$16,076
10/22	$16,878	$12,101
10/23	$19,293	$13,561
10/24	$24,843	$16,861
10/25	$26,940	$21,064

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced December 15, 2016)	8.44%	9.90%	11.80%
MSCI ACWI ex USA Index (Net, USD, Unhedged)	24.93%	11.18%	8.75%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 53,897,470,524
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 352,418,864
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$53,897,470,524
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	68%
Total Net Advisory Fees Paid for the Period	$352,418,864

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	26.4%
Financials	16.5%
Utilities	12.9%
Energy	11.2%
Health Care	9.8%
Information Technology	7.1%
Industrials	7.0%
Communication Services	3.5%
Materials	1.9%
Other	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175543
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GSIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities posted strong positive returns, supported by decelerating global inflation, accommodative central bank policy, an improving economic outlook, trade negotiations progress, increased defense spending in Europe and Asia, a China tech rally and ongoing enthusiasm for the AI theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex USA Index (Net, USD, Unhedged)
12/15/16	$1,000,000	$1,000,000
10/17	$1,273,900	$1,246,900
10/18	$1,241,798	$1,144,155
10/19	$1,498,229	$1,273,102
10/20	$1,679,515	$1,239,874
10/21	$2,087,805	$1,607,620
10/22	$1,686,320	$1,210,056
10/23	$1,928,138	$1,356,110
10/24	$2,480,935	$1,686,051
10/25	$2,690,822	$2,106,384

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Institutional Shares (Commenced December 15, 2016)	8.46%	9.88%	11.79%
MSCI ACWI ex USA Index (Net, USD, Unhedged)	24.93%	11.18%	8.75%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 53,897,470,524
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 352,418,864
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$53,897,470,524
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	68%
Total Net Advisory Fees Paid for the Period	$352,418,864

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	26.4%
Financials	16.5%
Utilities	12.9%
Energy	11.2%
Health Care	9.8%
Information Technology	7.1%
Industrials	7.0%
Communication Services	3.5%
Materials	1.9%
Other	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175544
Shareholder Report [Line Items]
Fund Name	GS GQG Partners International Opportunities Fund
Class Name	Investor Class
Trading Symbol	GSINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities posted strong positive returns, supported by decelerating global inflation, accommodative central bank policy, an improving economic outlook, trade negotiations progress, increased defense spending in Europe and Asia, a China tech rally and ongoing enthusiasm for the AI theme.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	MSCI ACWI ex USA Index (Net, USD, Unhedged)
12/15/16	$10,000	$10,000
10/17	$12,718	$12,469
10/18	$12,382	$11,442
10/19	$14,911	$12,731
10/20	$16,706	$12,399
10/21	$20,730	$16,076
10/22	$16,719	$12,101
10/23	$19,095	$13,561
10/24	$24,548	$16,861
10/25	$26,596	$21,064

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Investor Shares (Commenced December 15, 2016)	8.34%	9.74%	11.64%
MSCI ACWI ex USA Index (Net, USD, Unhedged)	24.93%	11.18%	8.75%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 53,897,470,524
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 352,418,864
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$53,897,470,524
# of Portfolio Holdings as of Period End	68
Portfolio Turnover Rate for the Period	68%
Total Net Advisory Fees Paid for the Period	$352,418,864

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	26.4%
Financials	16.5%
Utilities	12.9%
Energy	11.2%
Health Care	9.8%
Information Technology	7.1%
Industrials	7.0%
Communication Services	3.5%
Materials	1.9%
Other	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, portfolio turnover rate risk was removed as a principal risk of the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs